Appendix III: Debentures and Bonds - Debentures and Bonds Issued (Details) € in Millions	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	€ 30,979
Telefónica Emisiones, S.A.U. | Telefonica Emisiones EMTN Bond | Fixed interest rate | 24 January 2032
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	€ 1,000
Interest rate (as a percent)	3.698%
Telefónica Emisiones, S.A.U. | Telefonica Emisiones EMTN Bond | Fixed interest rate | 24 January 2036
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	€ 750
Interest rate (as a percent)	4.055%